SCHEDULE OF CONSOLIDATED COMPANIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Paid in Capital	$ 607,200	$ 607,200			$ 607,200
Tian'an Technology Group Ltd [Member]
Date of Incorporation	Apr. 08, 2021	Apr. 08, 2021
Domicile of Incorporation	British Virgin Islands	British Virgin Islands
Paid in Capital	$ 0	$ 0
Percentage of Effective Ownership	62.05%	62.05%	62.05%	62.05%
Percentage Principal Activities	Investment holding	Investment holding
Tian’an Technology Group (HK) Limited [Member]
Date of Incorporation	Oct. 27, 2021	Oct. 27, 2021
Domicile of Incorporation	Hong Kong	Hong Kong
Paid in Capital	$ 0	$ 0
Percentage of Effective Ownership	100.00%	100.00%	100.00%	100.00%
Percentage Principal Activities	Investment holding and limited sales of healthcare products	Investment holding and limited sales of healthcare products
Shanghai Qige Power Technology Co., Ltd. [Member]
Date of Incorporation	Aug. 10, 2016	Aug. 10, 2016
Domicile of Incorporation	PRC	PRC
Paid in Capital	$ 0			¥ 0
Percentage of Effective Ownership	100.00%	100.00%	100.00%	100.00%
Percentage Principal Activities	Sales of healthcare products	Sales of healthcare products
Henan Qige Power Artificial Intelligence Technology Co., Ltd. [Member]
Date of Incorporation	Sep. 25, 2024	Sep. 25, 2024
Domicile of Incorporation	PRC	PRC
Paid in Capital | ¥			¥ 100,000	¥ 100,000
Percentage of Effective Ownership	100.00%	100.00%	100.00%	100.00%
Percentage Principal Activities	Artificial intelligence software development and healthcare services	Artificial intelligence software development and healthcare services